Contract assets/(liabilities) (Tables)	6 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and liabilities

	March 31, 2026	September 30, 2025
	(Unaudited)
Contract assets:
Retainage receivables	$1,017,280	$1,492,612
Revenue recognized in excess of amounts billed	2,990,167	2,607,149
Total contract assets	4,007,447	4,099,761

Less: allowance for credit losses	(933,944)	(457,308)
Total contract assets, net	3,073,503	3,642,453
Contract assets, current	1,860,487	1,698,439
Contract assets, non-current	$1,213,016	$1,944,014

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(98,667)	$(163)

Schedule of allowance for credit losses

	March 31, 2026	September 30,” 2025
	(Unaudited)
Beginning balance	$457,308	$17,414
Addition	454,856	434,436
Exchange rate effect	21,780	5,458
Ending balance	$933,944	$457,308